Schedule of Unrecognized Tax Benefits (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Income Tax Disclosure [Abstract]
Beginning Balance	$ 22
Change related to prior year provisions	(6)
Change related to current year provisions	5
Ending balance	$ 21